CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (USD $) In Thousands, unless otherwise specified	Oct. 26, 2014	Oct. 27, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 334,174	$ 434,014
Accounts receivable (net of allowance for doubtful accounts of $4,050 at October 26, 2014 and $4,000 at October 27, 2013)	609,526	551,500
Inventories	1,054,552	967,977
Income taxes receivable	25,678
Deferred income taxes	86,853	73,543
Prepaid expenses	15,250	13,000
Other current assets	6,738	7,379
TOTAL CURRENT ASSETS	2,132,771	2,047,413
DEFERRED INCOME TAXES		25,086
GOODWILL	1,226,406	934,472
OTHER INTANGIBLES	554,890	378,093
PENSION ASSETS	130,284	162,535
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	264,451	270,609
OTHER ASSETS	145,050	142,339
PROPERTY, PLANT AND EQUIPMENT
Land	61,809	58,506
Buildings	803,722	784,133
Equipment	1,597,044	1,532,527
Construction in progress	119,657	85,696
Property, Plant and Equipment, Gross	2,582,232	2,460,862
Less allowance for depreciation	(1,580,465)	(1,505,529)
Property, Plant and Equipment, Net	1,001,767	955,333
TOTAL ASSETS	5,455,619	4,915,880
CURRENT LIABILITIES
Accounts payable	484,042	387,284
Accrued expenses	76,836	20,965
Accrued workers compensation	35,406	38,217
Accrued marketing expenses	89,561	91,332
Employee related expenses	209,874	192,063
Taxes payable	5,507	8,637
Interest and dividends payable	53,466	45,511
TOTAL CURRENT LIABILITIES	954,692	784,009
LONG-TERM DEBT-less current maturities	250,000	250,000
PENSION AND POST-RETIREMENT BENEFITS	502,693	481,230
OTHER LONG-TERM LIABILITIES	112,176	84,062
DEFERRED INCOME TAXES	24,002
SHAREHOLDERS' INVESTMENT
Preferred stock, par value $.01 a share-authorized 160,000,000 shares; issued-none
Accumulated other comprehensive loss	(207,700)	(149,214)
Retained earnings	3,805,654	3,452,529
HORMEL FOODS CORPORATION SHAREHOLDERS' INVESTMENT	3,605,678	3,311,040
NONCONTROLLING INTEREST	6,378	5,539
TOTAL SHAREHOLDERS' INVESTMENT	3,612,056	3,316,579
TOTAL LIABILITIES AND SHAREHOLDERS' INVESTMENT	5,455,619	4,915,880
Common stock, non-voting
SHAREHOLDERS' INVESTMENT
Common stock
Common stock
SHAREHOLDERS' INVESTMENT
Common stock	$ 7,724	$ 7,725